FOLEY & LARDNER LLP ATTORNEYS AT LAW
WASHINGTON HARBOUR 2000 K STREET, N.W., SUITE 500 WASHINGTON, D.C. 20007-5143 202.672.5300 TEL 202.672.5399 FAX www.foley.com
December 20, 2004	WRITER'S DIRECT LINE 202.295-4003 abill@foley.com Email
CLIENT/MATTER NUMBER 302038-0001

BY EDGAR AND FAX

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Ms. Maryse Mills–Apenteng

Re:	WidePoint Corporation File No. 0-23967 Revised Preliminary Proxy Soliciting Material

Dear Ladies and Gentlemen:

        On behalf of WidePoint Corporation (the “Company”), transmitted herewith pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 is the Company’s revised preliminary proxy soliciting material. The proxy statement has been revised in response to comments received from Ms. Maryse Mills-Appenteng of the Staff on December 17, 2004. The revised material being faxed to Ms. Apenteng has been marked to identify changes made from the original proxy material as filed on December 9, 2004.

        Set forth below are summaries of Ms. Apenteng’s comments and a description of the Company’s proxy statement revisions made in response thereto:

        Comment No. 1 – With respect to proposal number 2 (i.e., the proposed amendment to the increase in authorized shares of common stock), disclose whether or not the Company has plans for the proposed issuance of additional shares over and above the proposed uses disclosed in the proxy statement, and provide disclosure with respect to any such additional issuances that have identified.

        Response – The following has been added at the end of the carryover paragraph at the bottom of page 28 and top of page 29: “Other than as described above, the Company has no specific plans for the future issuance of additional shares of common stock.”

        Comment No. 2 - With further respect to proposal no. 2, disclose the potential anti-takeover consequences of the proposed increase in authorized shares of common stock.

BRUSSELS CHICAGO DETROIT JACKSONVILLE	LOS ANGELES MADISON MILWAUKEE NEW YORK	ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SILICON VALLEY TALLAHASSEE TAMPA	TOKYO WASHINGTON, D.C. WEST PALM BEACH

Securities and Exchange Commission
December 20, 2004

        Response – A new paragraph has been added toward the top of page 29 of the proxy statement, which paragraph appears as the next-to-last paragraph under the disclosure relating to proposal no. 2:

“Although the Board of Directors’ purpose for seeking an increase in the number of authorized shares of our Common Stock is not intended for anti-takeover purposes, it should be noted that authorized or unissued shares of Common Stock, if issued, could be used by incumbent management to make more difficult and thereby discourage an attempt to acquire control of us. For example, the shares could be privately placed with purchasers who might support the Board of Directors in opposing a hostile take-over bid. The issuance of the new shares could also be used to dilute the stockownership and the voting power of the third party seeking to remove directors, replace incumbent directors, accomplish certain business transactions or alter or amend provisions of our Certificate of Incorporation. To the extent that it would impede any such attempts, the issuance of additional shares of Common Stock following effectiveness of the proposed amendment to our Certificate of Incorporation could potentially serve to perpetuate the existing management.”

        Comment No. 3 - With respect to proposal no. 3 (i.e., the proposed amendment to the 1997 Stock Incentive Plan), identify (if known) the persons to whom the Company plans to grant additional options in the future.

        Response – The following sentence has been added at the end of the paragraph set forth following the caption “Eligible Employees” in the middle of page 30 of the proxy statement: “The Company has not determined the specific amounts of options or persons to whom additional options will be granted in the future.”

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        We would appreciate your calling the undersigned at 202-295-4003 or Thomas L. James of this firm at 202-295-4012 after you have had an opportunity to review this letter and the accompanying revised preliminary proxy material.

Very truly yours,
/s/ Arthur H. Bill
Arthur H. Bill, Esq.

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